Taxes (Details) - Schedule of Valuation Allowance	12 Months Ended
	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 HKD ($)
Schedule of Valuation Allowance [Abstract]
Balance, beginning of the year	$ (1,437,150)	$ (183,640)	$ (643,500)	$ (153,450)
Additions	(913,550)	(116,734)	(793,650)	(490,050)
Balance, end of the year	$ (2,350,700)	$ (300,374)	$ (1,437,150)	$ (643,500)